Note 16 - Accounts Payable (Details) - Accounts Payable (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 16 - Accounts Payable (Details) - Accounts Payable [Line Items]
Accounts payable	$ 12,572,723	$ 804,851
Others	154,656	220,244
Amount Due to Customers of H.K. Brokerage Business [Member]
Note 16 - Accounts Payable (Details) - Accounts Payable [Line Items]
Accounts payable	7,039,937	584,607
Amount Due to Sales Agents [Member]
Note 16 - Accounts Payable (Details) - Accounts Payable [Line Items]
Accounts payable	4,202,811
Consulting Fees [Member]
Note 16 - Accounts Payable (Details) - Accounts Payable [Line Items]
Accounts payable	$ 1,175,319